Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities Consisted

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2025	2024
Payroll and welfare payables	$36,031	$63,247
Deposit from employees	29,898	12,818
Loan from third parties	81,780	-
VAT payable	2,389	2,389
Deposit to suppliers	10,111	116,176
Others	32,588	8,168
	$192,797	$202,798